UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2011

Check here if Amendment [  ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, LLC
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976


Form 13F File Number: 028-13075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:


Michael E. Leonetti           Buffalo Grove, IL             11/14/2011
-------------------	      -----------------		    ----------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     22
Form 13F Information Table Value Total:               $115,018
(Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                             Leonetti & Associates, LLC
                                             FORM 13F INFORMATION TABLE
                                                   AS OF 09/30/2011


                         TITLE                     VALUE    SHARES/  SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER          OF CLASS        CUSIP     (X$1000)   PRN AMT  PRN  CALL  DSCRETN MANAGERS  SOLE    SHARED   NONE
-------------------    ----------       ------    --------  --------  ---  ----  ------- --------  ------  ------   ----

Apple Inc		COM	       	037833100     7253    19020	   SH	 Sole				     19020
Arcos Dorados
 Holdings Inc		CL A	       	g0457f107     2899   125000	   SH	 Sole				    125000
Baker Hughes Inc.	COM	       	057224107     3662    79350	   SH	 Sole				     79350
ConocoPhillips		COM	        20825C104     4879    77050	   SH	 Sole				     77050
Global X Silver Miners	SILVER MNR ETF	37950e853     2754   132300	   SH	 Sole				    132300
IBM Corp		COM		459200101    10206    58366	   SH	 Sole				     58366
Macy's Inc.		COM		55616p104     1906    72400	   SH	 Sole				     72400
Powershares QQQ Tr	UNIT SER 1	73935a104     2879    54850	   SH	 Sole				     54850
Prologis		SH BEN INT	74340W103     1552    64015	   SH	 Sole				     64015
S&P MidCap 400 SPDR 	UTSER1 S&PDCRP	78467y107    15693   110411	   SH	 Sole				    110411
United Technologies	COM		913017109     4918    69900	   SH	 Sole				     69900
Universal Health Svcs	CL B		913903100     2431    71500	   SH	 Sole				     71500
Waste Connections Inc	COM		941053100     5026   148625	   SH	 Sole				    148625
iShares Brclys
 1-3 Yr Credit B	BARCLYS 1-3YR	464288646     3091    29725	   SH	 Sole				     29725
iShares Brclys
 Aggregate Bd Fd	BARCLYS US AGG	464287226    11906   108130	   SH	 Sole				    108130
iShares Gold Trust	ISHARES		464285105     4109   259600	   SH	 Sole				    259600
iShares High Yield
 Corp Bond F		HIGH YLD CORP	464288513     5555    67070	   SH	 Sole				     67070
iShares Russell 2000	RUSSELL 2000	464287655    14075   218900	   SH	 Sole				    218900
iShares S&P
 100 Index Fd		S&P 100 IDX FD	464287101      661    12850	   SH	 Sole				     12850
iShares S&P 600 Index	S&P SMLCAP 600	464287804      817    13950	   SH	 Sole				     13950
iShares Silver Trust 	ISHARES		46428q109     1200    41500	   SH	 Sole				     41500
iShares US Real Estate	DJ US REAL EST	464287739     7545   149200	   SH	 Sole				    149200

REPORT SUMMARY 	22	DATA RECORDS	            115018	    0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
